PGIM Laddered Fund of Buffer 12 ETF
Schedule of Investments  (unaudited)
as of July 31, 2024
Description	Shares	Value
Long-Term Investments 99.6%
Affiliated Exchange-Traded Funds
PGIM US Large-Cap Buffer 12 ETF - April*	57,659	$1,511,819
PGIM US Large-Cap Buffer 12 ETF - August*	58,018	1,494,254
PGIM US Large-Cap Buffer 12 ETF - December*	58,280	1,498,338
PGIM US Large-Cap Buffer 12 ETF - February*	55,233	1,496,919
PGIM US Large-Cap Buffer 12 ETF - January*	54,454	1,497,109
PGIM US Large-Cap Buffer 12 ETF - July*	58,070	1,494,466
PGIM US Large-Cap Buffer 12 ETF - June*	58,298	1,504,018
PGIM US Large-Cap Buffer 12 ETF - March*	56,586	1,504,350
PGIM US Large-Cap Buffer 12 ETF - May*	56,517	1,500,707
PGIM US Large-Cap Buffer 12 ETF - November*	58,501	1,497,398
PGIM US Large-Cap Buffer 12 ETF - October*	58,369	1,499,208
PGIM US Large-Cap Buffer 12 ETF - September*	58,149	1,493,482

Total Long-Term Investments (cost $17,778,927)		17,992,068

Short-Term Investment 0.4%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.561%) (cost $75,289)	75,289	75,289

TOTAL INVESTMENTS 100.0% (cost $17,854,216)(wa)		18,067,357
Other assets in excess of liabilities 0.0%		339

Net Assets 100.0%		$18,067,696

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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